Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	$ 128,758,122	$ 149,481,000
After 1 Year, Within 2 Years	27,550,051	42,689,147
After 2 Years, Within 3 Years	10,555,458	18,737,910
After 3 Years, Within 4 Years	10,847,730	3,272,862
After 4 Years, Within 5 Years	2,813,696	15,272,315
Time Deposits	$ 180,525,057	$ 229,453,234